As filed with the Securities and Exchange Commission on July 14, 1999


                                          1933 Act Registration No.  2-91362
                                          1940 Act Registration No. 811-4040

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-lA

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                       Pre-Effective Amendment No. [ ]


                      Post-Effective Amendment No. 62 [ X ]


    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]


                            Amendment No. 55 [ X ]


                        (Check appropriate box or boxes.)


                      PAINEWEBBER MANAGED INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)
      Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:


                             ELINOR W. GAMMON, ESQ.


                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202)778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[   ]     Immediately upon filing pursuant to Rule 485(b)
[   ]     On pursuant to Rule 485(b)
[   ]     60 days after filing pursuant to Rule 485(a)(1)
[   ]     On           pursuant to Rule 485(a)(1)


[ X ]     75 days after filing pursuant to Rule 485(a)(2)


[   ]     On ___________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of PaineWebber Research Fund.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



PAINEWEBBER
RESEARCH FUND







                         -------------------------------

                                   PROSPECTUS

                                        , 1999

                         -------------------------------





This prospectus offers four classes of shares in a PaineWebber stock fund:
Classes A, B, C and Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

PaineWebber   Research Fund
-----------------------------------------------------------


CONTENTS

                                    THE FUND
       ------------------------------------------------------------------

What every investor        3     PaineWebber Research Fund
should know about          5     More About Risks and Investment
the fund                         Strategies


                                 YOUR INVESTMENT
       ------------------------------------------------------------------

Information for            7     Managing Your Fund Account
managing your fund               -- Initial Subscription Period
account                          -- Flexible Pricing
                                 -- Buying Shares
                                 -- Selling Shares
                                 -- Exchanging Shares
                                 -- Pricing and Valuation


                             ADDITIONAL INFORMATION
       ------------------------------------------------------------------

Additional important      13     Management
information about         15     Dividends and Taxes
the fund


       ------------------------------------------------------------------

Where to learn more              Back Cover
about PaineWebber
mutual funds


       ------------------------------------------------------------------
           The fund is not a complete or balanced investment program.
       ------------------------------------------------------------------

PaineWebber Research Fund
----------------------------------------------------------
                            PAINEWEBBER RESEARCH FUND

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund will invest substantially all of its assets in stocks of issuers that are on the PaineWebber Research Department's Highlighted List. Historically, the Highlighted List has consisted of common stocks of relatively large, well known U.S. companies.

Under normal circumstances, the fund will purchase only stocks that are included on the Highlighted List and will sell stocks that have been removed from the Highlighted List. As soon as practicable after public announcement of changes to the Highlighted List, the fund will purchase a stock that has been added or sell a stock that has been removed.

Generally, the fund's assets will be equally weighted among the stocks on the Highlighted List. Any remaining assets may be invested by the fund's investment adviser, Mitchell Hutchins Asset Management Inc., in short-term debt obligations, money market instruments and options and futures contracts.

The fund is designed for investors seeking capital appreciation from a fully invested, all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

For more than a century, PaineWebber has been committed to providing superior equity research, resulting in one of the strongest franchises on Wall Street. PaineWebber's approach to research seeks to place its recommendations in the context of broad social, economic and political themes. PaineWebber believes that the ability to spot emerging themes--and the companies that are well positioned to benefit from them--can be critical to successful investing. The Investment Strategy Group in the PaineWebber Research Department aims to identify these themes before they emerge and become well recognized. While the Research Department identifies several different industries and companies that are expected to benefit from each theme, the Highlighted List is a list of "choice" companies from each theme. Historically, the Highlighted List has usually included approximately 25 stocks, which are typically covered by PaineWebber Research and carry a "1" (Buy) or "2" (Attractive) rating. As of July 1, 1999, the Highlighted List consisted of 31 stocks. Stocks are usually added to or deleted from the Highlighted List at the beginning of a month, but revisions can also be made on other days.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Stocks generally fluctuate in value more than other investments. Because the fund invests in stocks only if they are on the Highlighted List, the fund will hold a relatively small number of stocks. The fund also may hold industry weightings as large as 25% or more of its total assets if necessary to track the Highlighted List. As a result, changes in the market value of a single issuer or unfavorable developments in a particular industry would affect the fund's performance and net asset value more severely than if its holdings were more diversified.

The fund's investment results will not be identical to those of the Highlighted List. Deviations from the performance of the Highlighted List will result from the timing of the fund's purchases and sales of stocks, shareholder purchases and sales of fund shares, which can occur daily, and from the fees and expenses that the fund bears. In addition, to the extent the fund invests part of its assets in short-term debt obligations, money market instruments and options and futures contracts, its investment results will differ from those of the Highlighted List.

Past performance of the Highlighted List does not predict the future results of the Highlighted List or the fund. Materials showing any performance of the Highlighted List do not reflect the fund's performance.

More information about these and other risks of an investment in the fund is provided below in "More on Risks and Investment Strategies." In particular, see the following headings:

o     Equity Risk
o     Highlighted List Risk
o     Derivatives Risk

The fund is newly organized. As a result, the fund has no operating history or performance information to include in a bar chart or table reflecting average annual returns.

PaineWebber Research Fund
----------------------------------------------------------

                             EXPENSES AND FEE TABLES

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                      CLASS A       CLASS B         CLASS C       CLASS Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price).........................................    4.5%           None            None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a % of
offering price)....................................................    None            5%              1%           None
Exchange Fee.......................................................    None           None            None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                      CLASS A        CLASS B        CLASS C       CLASS Y
Management Fees....................................................    1.00%          1.00%           1.00%          1.00%
Distribution and/or Service (12b-1) Fees ..........................    0.25           1.00            1.00           0.00
Other Expenses*....................................................    0.25           0.25            0.25           0.25
                                                                       ----           ----            ----           ----
Total Annual Fund Operating Expenses ..............................    1.50%          2.25%           2.25%          1.25%
                                                                       ====           ====            ====           ====

*     Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR       3 YEARS
    Class A....................................................    $596         $ 903
    Class B (assuming sales of all shares at end of period)....     728         1,003
    Class B (assuming no sales of shares)......................     228           703
    Class C (assuming sales of all shares at end of period)..       328           703
    Class C (assuming no sales of shares)......................     228           703
    Class Y....................................................     127           397


PaineWebber   Research Fund
-----------------------------------------------------------

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock.

HIGHLIGHTED LIST RISK. The fund's use of the Highlighted List involves the following risks:

o The Highlighted List includes a relatively small number of issuers. Because the fund invests in stocks only if they are on the Highlighted List, the fund will hold a relatively small number of stocks. As a result, changes in the market value of a single issuer would affect the fund's performance and net asset value more severely than if its holdings were more diversified.

o Because the Investment Strategy Group in the PaineWebber Research Department does not take industry sector diversification into account in compiling the Highlighted List, if necessary to replicate the Highlighted List the fund may hold industry weightings as large as 25% or more of its total assets in the securities of issuers in the same industry. As a result, unfavorable developments in a particular industry would affect the fund's performance and net asset value more severely than if its holdings were more diversified.

o The fund's investment results will not be identical to those of the Highlighted List for a number of reasons, including:

   - The timing of the fund's purchase and sale of stocks to reflect changes in the Highlighted List. The fund will buy and sell stocks to reflect changes on the Highlighted List only after the public announcement of these changes has been made.

   - Cash flow from purchases and sales of fund shares, which can occur daily and will result in portfolio purchases and sales.

   - The fees and expenses, including the costs of buying and selling stocks, that the fund bears.

   - The fund's investment of part of its assets in short-term debt obligations, money market instruments and options and futures contracts. The fund may invest in these instruments either for liquidity, in anticipation of shareholder sales of fund shares, or because the diversification requirements that apply to mutual funds prevent it from investing substantially all its assets in the stocks that are on the Highlighted List. This can occur if the Highlighted List includes fewer than 21 issuers because the fund's investments in stocks generally will be equally weighted.

o PaineWebber could at any time suspend or terminate publication of the Highlighted List. In such an event, the fund's board will determine how to proceed consistent with the fund's investment objective and the interests of its shareholders.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives.

ADDITIONAL RISKS

YEAR 2000 RISK. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the fund invests and trading systems used by the fund could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

STRATEGIES USING DERIVATIVES. The fund may use derivatives in strategies intended to simulate investment in the stocks in the S&P 500 Index or other stock indices when it is unable to invest substantially all of its assets in stocks that are on the Highlighted List because of diversification requirements that apply to mutual funds. In addition, the fund may use these derivatives while keeping a cash balance for fund management purposes, such as to provide liquidity to meet anticipated sales of its shares by shareholders and for fund operating expenses or to facilitate trading and reduce transaction costs.

CASH RESERVES. The fund may invest up to 20% of its total assets in short-term debt obligations, money market instruments and options and futures contracts or as a cash reserve for liquidity.

PORTFOLIO TURNOVER. The fund is expected to have an annual turnover greater than 100% because it will make additions and deletions to its portfolio to reflect changes in the Highlighted List.

Trading to keep the fund's portfolio consistent with and equally weighted among the stocks on the Highlighted List may increase the portion of the fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of the fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. Trading also will result in higher fund expenses due to transaction costs.

The fund does not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

USE OF PROCEEDS OF INITIAL OFFERING. The fund will not be fully invested in the stocks on the Highlighted List until approximately 30 days after it begins investment operations. During that period, the fund will purchase stocks on the Highlighted List, as well as invest in short-term debt obligations, money market instruments and options and futures contracts.

PaineWebber Research Fund
-------------------------------------------

                                 YOUR INVESTMENT

                           MANAGING YOUR FUND ACCOUNT

INITIAL SUBSCRIPTION PERIOD

During an initial subscription period currently scheduled to end on ____________, 1999, the fund will offer its Class B, C and Y shares at a subscription price equal to its initial net asset value per share of $_____ and will offer its Class A shares at that price plus any applicable sales charge. You must pay the purchase price as indicated below. The fund expects to begin investment operations shortly after the subscription period ends. After _______, 1999, the net asset value of the fund shares will vary, and the price of fund shares will be determined as described below.

During the offering period, PaineWebber and selected dealers may obtain non-binding indications of interest before they actually confirm any orders. They will accept subscriptions through the last day of the offering period and may benefit from the temporary use of payments made before the closing date.

During the offering period, the fund may withdraw, cancel or modify the offering of shares without notice. The fund may also refuse any order in whole or in part.

After the initial sales period ends, the fund may stop offering its shares for purchase (including exchange purchases) for a period of up to 60 days. You will not be able to buy shares of the fund during this period, but you will be able to sell your shares.


FLEXIBLE PRICING

The fund offers four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in the fund and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

The fund has adopted a plan under rule 12b-1 for its Class A, B and C shares that allows it to pay service and (for Class B and C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and C shares are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

PaineWebber Research Fund
-------------------------------------------

The Class A sales charges for the fund are described in the following table.


CLASS A SALES CHARGES
                                          SALES CHARGE AS A PERCENTAGE OF:       DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                     OFFERING PRICE NET AMOUNT INVESTED        PERCENTAGE OF OFFERING PRICE
--------------------                     -------------- -------------------        ----------------------------
Less than $50,000................        4.50%                     4.71%                         4.25%
$50,000 to $99,999...............        4.00                      4.17                          3.75
$100,000 to $249,999............         3.50                      3.63                          3.25
$250,000 to $499,999 ............        2.50                      2.56                          2.25
$500,000 to $999,999 ............        1.75                      1.78                          1.50
$1,000,000 and over (1) .........        None                      None                          1.00(2)

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the fund's Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o     your spouse, parents or children under age 21;

o     your Individual Retirement Accounts (IRAs);

o     certain employee benefit plans, including 401(k) plans;

o     a company that you control;

o     a trust that you created;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

o     accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

o Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

o Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

      - you were the Financial Advisor's client at the competing brokerage firm;

      - within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

      - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

o Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or

o Are a participant in the PaineWebber Members Onlysm Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating

PaineWebber Research Fund
-------------------------------------------

      membership organizations in a total amount not to exceed 1% of the amount invested.

NOTE: See the fund's SAI for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the fund's Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                   PERCENTAGE BY WHICH THE
         IF YOU SELL                  SHARES' NET ASSET
        SHARES WITHIN:               VALUE IS MULTIPLIED:
        --------------               --------------------

1st year since purchase                       5%
2nd year since purchase                       4
3rd year since purchase                       3
4th year since purchase                       2
5th year since purchase                       2
6th year since purchase                       1
7th year since purchase                      None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

o     First, Class B shares representing reinvested dividends, and
o     Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

o     You participate in the Systematic Withdrawal Plan;
o You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;
o     You receive a tax-free return of an excess IRA contribution;
o You receive a tax-qualified retirement plan distribution following retirement; or
o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing

PaineWebber Research Fund
-------------------------------------------

reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

NOTE: If you want information on the fund's Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o     Buy shares through PaineWebber's PACE Multi-Advisor Program;

o     Buy $10 million or more of PaineWebber fund shares at any one time;

o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

o Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing sales or distribution fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the fund through the fund's transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE  19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

o Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

o     Mailing an application with a check; or

o     Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:

  To open an account ....................................$1,000
  To add to an account ..................................$  100

The fund may waive or reduce these amounts for:

o     Employees of PaineWebber or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the fund's automatic investment plans.

FREQUENT TRADING. The interests of the fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on the fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. The fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

PaineWebber Research Fund
-------------------------------------------

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

o     Your name and address;
o     The fund's name;
o     The fund account number;
o     The dollar amount or number of shares you want to sell; and
o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not a part of these programs.

Mail the letter to:
      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE  19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares. For a period of up to 60 days after , 1999, you may not be able to exchange shares of other PaineWebber mutual funds for shares of this fund.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER CLIENTS If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

OTHER INVESTORS If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

o     Your name and address;
o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;
o     Your account number;
o How much you are exchanging (by dollar amount or by number of shares to be sold); and
o A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

PaineWebber Research Fund
-------------------------------------------

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE  19899.

The fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. The fund calculates net asset value on days that the New York Stock Exchange is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.


You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.


The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

PaineWebber Research Fund
-------------------------------------------

                                   MANAGEMENT

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the fund. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York, 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On June 30, 1999, Mitchell Hutchins was adviser or sub-adviser of __ investment companies with __ separate portfolios and aggregate assets of approximately $__._ billion.

PORTFOLIO MANAGER

T. Kirkham Barneby is responsible for the day-to-day management of the fund's portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocations.

ADVISORY FEES

The fund pays advisory fees to Mitchell Hutchins at the annual contract rate of 1.00% of its average daily net assets up to and including $750 million, 0.95% of average daily net assets up to and including $1.5 billion and 0.90% of average daily net assets in excess of $1.5 billion.

OTHER INFORMATION

The fund has received an exemptive order from the SEC that permits its board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval.

ADDITIONAL INFORMATION ABOUT THE HIGHLIGHTED LIST

The Highlighted List was started in 1988 and is compiled by the Investment Strategy Group in the PaineWebber Research Department. Since that date, the Highlighted List has included between 11 to 31 stocks, although on average it has consisted of approximately 25 stocks. The Investment Strategy Group periodically makes subjective decisions to add or delete companies from the Highlighted List, but it is not compiled with any client or product in mind, including the fund. A list of the companies on the Highlighted List as of July 1, 1999 is included in the SAI.

It is possible that the Highlighted List will include stocks of issuers for which PaineWebber or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which PaineWebber or one of its affiliates makes a market and may have a long or short position in the stock. When PaineWebber or one of its affiliates is engaged in certain activities for an issuer that is on the Highlighted List, Mitchell Hutchins may be prohibited from additional purchases or sales of the stock of that issuer for the re-balancing of the fund.

Mitchell Hutchins does not have access to information regarding additions or deletions for the Highlighted List prior to their public announcement. PaineWebber publishes other lists of recommended securities that could be appropriate for fund investors but that are not used by Mitchell Hutchins for choosing securities for the fund.

The chart below reflects historical information regarding the Highlighted List. The average number of stocks on the Highlighted List and the frequency of additions and deletions to the Highlighted List change from year to year, and there are no targets for such numbers in future years. The stocks selected for the Highlighted List constitute only a "paper portfolio" that does not reflect actual trading and does not have an actual performance record. The price return shown is simply an arithmetic average of the price returns for the stocks selected for the Highlighted List. It does not represent the return on any fund or any other account that involves actual trading. The price returns would not be indicative of the returns on any fund or account because, among other things, they do not reflect actual prices when stocks are purchased or sold, transaction costs and account fees. In addition, because the Highlighted List does not include a cash component, price returns are based on a constant 100% investment in the stocks on the Highlighted List.

Past price returns are not representative of future price returns. It should not be assumed that recommendations made in the future will be profitable or will equal the price returns shown below.

PaineWebber Research Fund
-------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  1988   1989   1990   1991    1992    1993   1994   1995    1996   1997    1998    1999*     From*+
                                                                                                                           Inception
------------------------------------------------------------------------------------------------------------------------------------
Average Number of Stocks on the
Highlighted List**                 21      19     17    27      24      23     24      25      28     26      26      28       25
------------------------------------------------------------------------------------------------------------------------------------
Number of Additions              + 33    + 16   + 28  + 19    + 21    + 25   + 27    + 32    + 25    + 19   + 18     + 9    + 272
and Deletions                    - 33    - 24   - 16  - 19    - 23    - 23   - 27    - 27    - 25    - 25   - 16     - 4    - 262
------------------------------------------------------------------------------------------------------------------------------------
Highlighted List Stock Price
Return (as a %)***               23.8    31.3    5.1   41.6    6.1     26.4   5.2    35.1    25.6    37.8   54.3    17.0      26.1
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Price Return
(as a %)****                     12.4    27.3   -6.6   26.3    4.5      7.1  -1.5    34.1    20.3   31.0    26.7    11.7      16.1
------------------------------------------------------------------------------------------------------------------------------------

+ Compound Annual Rate.

* Through June 30, 1999.

** The number of stocks shown is an annual average. At any time during the year, the number of stocks on the Highlighted List may have been higher or lower.

*** The price returns are based only on capital appreciation or depreciation of the stocks included in the Highlighted List. The results for the Highlighted List portfolio represent an equal-weighted arithmetic average of the stocks held at any point during the month. The results are calculated monthly using each stock's capital appreciation or depreciation during the period that it is on the Highlighted List and dividing that by the highest number of stocks that were on the Highlighted List at any point during the month. The results are calculated using the prices of the stocks at the opening of the stock market on the day changes to the Highlighted List are announced. They do not reflect the execution of actual purchases or sales, and there is no guarantee that an account following the Highlighted List would be able to execute purchases and sales at the prices used to calculate the price returns. Because the Highlighted List is a paper portfolio that is not managed to a target number of stocks, no "re-balancing" of actual investments is done when stocks are added to or deleted from the Highlighted List. Price returns are based on 100% investment in the stocks on the Highlighted List.

The price returns shown do not reflect the reinvestment of dividends, which would result in higher returns. They do not reflect the market impact on the prices of the Highlighted List stocks that may be incurred between the time the announcement is made of additions and deletions to the Highlighted List and the time an account following the Highlighted List would be able to execute purchases and sales. They also do not reflect transaction fees, such as commissions, fees and interest charges, or the costs of running a mutual fund, such as management fees, distribution fees and other expenses. Actual transactions adjusted for those fees and costs will result in reduced returns.

**** The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The S&P 500 Index performance numbers shown are price returns only. The price returns shown do not reflect the reinvestment of dividends, which would result in higher returns. They also do not reflect fees, brokerage commissions or other costs of investing, which would result in reduced returns.

PaineWebber Research Fund
-------------------------------------------

                               DIVIDENDS AND TAXES

DIVIDENDS

The fund normally declares and pays dividends and distributes any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) Plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange the fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

The fund expects that its dividends will include both capital gain distributions and ordinary income. The distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months. The fund will tell you how you should treat its dividends for tax purposes.

PaineWebber Research Fund
-------------------------------------------

Back Cover


TICKER SYMBOL:                     A: _____.Q
                                   B: _____.Q
                                   C: _____.Q
                                   Y: _____.Q



If you want more information about the fund, the following document is available free upon request:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your PaineWebber Financial Advisor. You may obtain free copies of the SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of information about the fund:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330

o     Free, from the SEC's Internet website at: http://www.sec.gov














PaineWebber Managed Investments Trust
-- PaineWebber Research Fund
Investment Company Act File No. - 811-4040

(C) 1999 PaineWebber Incorporated

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                            PAINEWEBBER RESEARCH FUND
                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

      PaineWebber Research Fund is a diversified series of PaineWebber Managed Investments Trust ("Trust"), a professionally managed, open-end management investment company.

      The investment adviser, administrator and distributor for the fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the fund, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of fund shares.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated ___________, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated ___________, 1999.



                                TABLE OF CONTENTS
                                                                        Page
                                                                        ----

The Fund and Its Investment Policies................................      2
The Fund's Investments, Related Risks and Limitations...............      3
Strategies Using Derivative Instruments.............................      7
Organization; Board Members, Officers and Principal
Holders of Securities...............................................     13
Investment Advisory and Distribution Arrangements...................     19
Portfolio Transactions..............................................     22
Reduced Sales Charges, Additional Exchange and Redemption
Information
and Other Services..................................................     24
Conversion of Class B Shares........................................     29
Valuation of Shares.................................................     29
Performance Information.............................................     30
Taxes...............................................................     31
Other Information...................................................     33

                      THE FUND AND ITS INVESTMENT POLICIES

      The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

      The fund's investment objective is capital appreciation. The fund seeks to achieve this objective by investing at least 80% of its assets in the securities of issuers that are on the PaineWebber Research Department's Highlighted List. The fund may invest up to 20% of its assets in short-term debt obligations, money market instruments and options and futures contracts.

      As soon as practicable after public announcement of changes to the Highlighted List, the fund will purchase a security that has been added or sell a security that has been removed. The fund may trade in securities added to or deleted from the Highlighted List as early as 9:30 a.m. on the day relevant changes to the Highlighted List are announced. Under normal circumstances, the fund will not purchase stocks that are not included on the Highlighted List or keep stocks that have been removed from the Highlighted List.

      In some circumstances, such as when the Highlighted List contains fewer than 16 stocks, the fund may choose not to rebalance its portfolio following an announced change to the Highlighted List. The fund may also purchase options and futures contracts on security indices and Standard & Poor's Depositary Receipts ("SPDRs").

      For more than a century, PaineWebber has been committed to providing superior equity research, resulting in one of the strongest franchises on Wall Street. PaineWebber's approach to research places its recommendations in the context of broad social, economic and political themes. Being able to spot emerging themes--and the companies that are well positioned to benefit from them--can be critical to successful investing. The Investment Strategy Group in the PaineWebber Research Department aims to identify these themes before they emerge and become well recognized. While the PaineWebber Research Department identifies several industries and companies that are expected to benefit from the themes, the Highlighted List is a list of "choice" companies from each theme. Historically, the Highlighted List has usually included approximately 25 stocks, which are typically covered by PaineWebber Research and carry a "1"
(Buy) or "2" (Attractive) rating. Stocks are usually added or deleted from the Highlighted List at the beginning of a month, but revisions can also be made on other days.

      The fund is designed for investors seeking capital appreciation from a fully invested, all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

      THE HIGHLIGHTED LIST as of July 1, 1999, consisted of the following 31 securities.

Air Products        Chase Manhattan  IBM                 Smurfit-Stone Container

America Online      Delta Airlines   Lucent Technologies Staples

American Express    Disney           MCI WorldCom        Sun Microsystems

American Intl Group Ecolab           Medtronic           Time Warner

Avon Products       Freddie Mac      Microsoft           Wal-Mart

Bank of New York    Gap              Nextel              Warner-Lambert

Bed Bath & Beyond   Home Depot       Pfizer              Xerox

Carnival Corp       Illinois Tool    Schering-Plough
                     Works

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

      EQUITY SECURITIES. Equity securities (referred to as "stocks" in the Prospectus) include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

      Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment.

      HIGHLIGHTED LIST RISK. There can be no assurance that the equity securities of issuers on the Highlighted List will perform as anticipated. The past performance of these securities and issuers cannot be used to predict the future results of either the Highlighted List or the fund. The fund's investment results will not be identical to those of the Highlighted List for a number of reasons, including: (1) the timing of the fund's purchase and sale of stocks to reflect changes in the Highlighted List--the fund will buy and sell stocks to reflect changes on the Highlighted List only after the public announcement of these changes has been made; (2) the fund's cashflow from purchases and sales of fund shares, which can occur daily and will result in portfolio purchases and sales; (3) the fees and expenses, including the costs of buying and selling stocks, that the fund bears; (4) the fund's possible inability to add to or subtract from its holdings of a stock on the Highlighted List at a given time, particularly in connection with the re-balancing of the fund's portfolio to maintain equal weightings among the stocks on the Highlighted List; and (5) the fund's investment of part of its assets in short-term debt obligations, money market instruments and options and futures contracts. The fund may invest in these instruments either for liquidity in anticipation of shareholder sales of fund shares or because the diversification requirements that apply to mutual funds prevent it from investing substantially all its assets in the stocks that are on the Highlighted List.

      The Highlighted List includes a relatively small number of issuers. Because the fund invests in stocks only if they are on the Highlighted List, the fund will hold a relatively small number of stocks. As a result, changes in the market value of a single issuer would affect the fund's performance and net asset value more severely than if its holdings were more diversified. The Investment Strategy Group makes subjective decisions to add or delete companies from the Highlighted List, but it is not compiled with any particular client or product in mind, including the fund. When selecting the companies for its Highlighted List, the PaineWebber Research Department's Investment Strategy Group does not take industry sector diversification concerns into account. The fund may invest as much as 25% or more of its total assets in securities of issuers in the same industry, if necessary to replicate the composition of the Highlighted List. As a result, unfavorable developments in a particular industry would affect the fund's performance and net asset value more severely than if its holdings were more diversified.

      PaineWebber could at any time suspend or terminate publication of the Highlighted List. In such an event, the fund's board will determine how to proceed consistent with the fund's investment objective and the interests of its shareholders. It is also possible that the Highlighted List would include fewer securities than are necessary for the fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The requirements for qualifying as a regulated investment company ("RIC") are discussed in the "Taxes" section on page ___. In such an event, the fund will invest in short-term debt obligations, money market instruments, and options and futures contracts. Since its inception in 1988, the Highlighted list has included between 11 to 31 stocks, although on average it has consisted of approximately 25 stocks.

      It is possible that the Highlighted List will include stocks of issuers for which PaineWebber or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which PaineWebber or one of its affiliates makes a market and may have a long or short position in the stock. When PaineWebber or one of its affiliates is engaged in certain activities for an issuer that is on the Highlighted List, Mitchell Hutchins may be prohibited from adding to or subtracting from its holdings of the stock of that issuer for the fund. As a result, the fund's portfolio would not fully reflect the Highlighted List.

      Mitchell Hutchins does not have access to information regarding additions or deletions for the Highlighted List prior to their public announcement. PaineWebber publishes other lists of recommended securities that could be appropriate for fund investors but which are not used by Mitchell Hutchins for choosing securities for the fund. In addition to being available to the fund, the Highlighted List is also available to other clients of PaineWebber and its affiliates, including Mitchell Hutchins, which may trade on the basis of the Highlighted List.

      INVESTING IN FOREIGN SECURITIES. Historically, the Highlighted List has never included a foreign security. However, there is no prohibition against its doing so. If the Highlighted List includes a foreign security, the fund will invest in it. Investing in foreign securities involves more risks than investing in the United States. The value of foreign securities is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that have begun using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.

      Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices.
Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Additionally, the costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

      Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

      If the Highlighted List includes depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries, the fund will invest in these receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of the fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

      ADRs are publicly traded on exchanges or over the counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

      The fund anticipates that its brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. However, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Although the fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

      Investment income on certain foreign securities in which the fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject. In addition, substantial limitations may exist in certain countries with respect to the fund's ability to repatriate investment capital or the proceeds of sales of securities.

      MONEY MARKET INVESTMENTS. The fund may invest in money market investments as part of its normal investment program. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments.

      SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving futures.

      SPDRS ("STANDARD & POOR'S DEPOSITARY RECEIPTS"). The fund may invest in SPDRs if the diversification requirements that apply to mutual funds prevent it from investing substantially all of its assets in the stocks that are on the Highlighted List. SPDRs are exchange-traded securities that represent ownership in long-term unit investment trusts established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Dow Jones Industrial Average and the Standard & Poor's Composite Stock Price Index, respectively.

      To the extent the fund invests in SPDRs, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. Indirectly then, fund shareholders may pay higher operational costs than if they owned the underlying investments directly. Additionally, the fund's investment in SPDRs is subject to limitations under the Investment Company Act of 1940 ("Investment Company Act") and market availability.

      The price of a SPDR is derived and based upon the securities it holds. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of SPDRs are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting a SPDR could adversely affect the liquidity and value of the shares of the fund.

INVESTMENT LIMITATIONS OF THE FUND

      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      The fund will not:

      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and provided that the fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the composition of the Highlighted List.

      The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the appropriate board without shareholder approval.

      The fund will not:

      (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger (and except that the fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act).

      (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

      GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the fund's portfolio and also to attempt to enhance income or return. The fund may enter into transactions involving one or more type of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the fund are described below.

      The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market values or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

      OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

      OPTIONS ON SECURITIES INDICES. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

      SECURITIES INDEX FUTURES CONTRACTS. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

      OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

      GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

      The fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which the fund has invested or expects to invest.

      Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return strategies may include using Derivative Instruments to increase or decrease the fund's exposure to different asset classes without buying or selling the underlying instruments. The fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

      In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income and return strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may utilize these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

      SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

      (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

      COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which it invests and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the fund would be considered illiquid to the extent described under "The Fund's Investments, Related Risks and Limitations--Illiquid Securities."

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, European-style options can only be exercised immediately prior to their expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

      The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

      If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security

      FUTURES. The fund may purchase and sell securities index futures contracts. The fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

      The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The fund's use of futures and related options is governed by the following guideline, which can be changed by its board without shareholder vote:

      To the extent the fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

    ORGANIZATION; BOARD MEMBERS, OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES

      The Trust is governed by a board of trustees which oversees its operations and which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of the Trust as applicable, for each existing or future series, par value $0.001 per share.

      The trustees ("board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



NAME AND ADDRESS*; AGE    POSITION WITH TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------    -------------------       ----------------------------------------

Margo N. Alexander**;       Trustee and            Mrs.  Alexander  is  chairman  (since  March
52                           President             1999),   chief executive   officer   and   a
                                                   director of Mitchell Hutchins (since January
                                                   1995), and an executive vice president and a
                                                   director of PaineWebber  (since March 1984).
                                                   Mrs.  Alexander is president  and a director
                                                   or trustee of 32  investment  companies  for
                                                   which Mitchell Hutchins,  PaineWebber or one
                                                   of their  affiliates  serves  as  investment
                                                   adviser.

Richard Q. Armstrong;        Trustee               Mr.   Armstrong  is  chairman and  principal
64                                                 of R.Q.A. Enterprises (management consulting
R.Q.A. Enterprises                                 firm)   (since April   1991  and   principal
One Old Church Road                                occupation  since March 1995). Mr. Armstrong
Unit #6                                            was  chairman   of   the    board,     chief
Greenwich, CT 06830                                executive     officer     and co-owner    of
                                                   Adirondack     Beverages    (producer    and
                                                   distributor     of    soft     drinks    and
                                                   sparkling/still  waters) (October 1993-March
                                                   1995).  He was a partner of The New  England
                                                   Consulting  Group   (management   consulting
                                                   firm) (December 1992-September 1993). He was
                                                   managing  director of LVMH U.S.  Corporation
                                                   (U.S.  subsidiary of the French luxury goods
                                                   conglomerate,  Louis Vuitton Moet  Hennessey
                                                   Corporation) (1987-1991) and chairman of its
                                                   wine and spirits  subsidiary,  Schieffelin &
                                                   Somerset Company (1987-1991).  Mr. Armstrong
                                                   is a director  or  trustee of 31  investment
                                                   companies  for  which   Mitchell   Hutchins,
                                                   PaineWebber  or  one  of  their   affiliates
                                                   serves as investment adviser.

E. Garrett Bewkes,        Trustee and              Mr.  Bewkes  is  a  director of Paine Webber
Jr.**; 72               Chairman of the            Group Inc.  ("PW Group")  (holding   company
                           Board of                of  PaineWebber    and   Mitchell Hutchins).
                           Trustees                Prior to December  1995, he was a consultant
                                                   to PW Group.  Prior to 1988, he was chairman
                                                   of the board,  president and chief executive
                                                   officer of American  Bakeries  Company.  Mr.
                                                   Bewkes is a director of Interstate  Bakeries
                                                   Corporation.  Mr.  Bewkes is a  director  or
                                                   trustee of 35 investment companies for which
                                                   Mitchell  Hutchins,  PaineWebber  or  one of
                                                   their   affiliates   serves  as   investment
                                                   adviser.


                                       13


NAME AND ADDRESS*; AGE    POSITION WITH TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------    -------------------       ----------------------------------------

Richard R. Burt; 52          Trustee               Mr. Burt is chairman of  IEP  Advisors, Inc.
1275 Pennsylvania                                  (international   investments and  consulting
Ave., N.W.                                         firm) (since  March  1994) and  a partner of
Washington, DC 20004                               McKinsey  &  Company  (management consulting
                                                   firm) (since 1991). He is also a director of
                                                   Archer-Daniels-Midland   Co.   (agricultural
                                                   commodities),  Hollinger  International  Co.
                                                   (publishing),    Homestake   Mining   Corp.,
                                                   Powerhouse  Technologies  Inc.  and  Wierton
                                                   Steel Corp.  He was the chief  negotiator in
                                                   the Strategic Arms Reduction  Talks with the
                                                   former Soviet Union (1989-1991) and the U.S.
                                                   Ambassador   to  the  Federal   Republic  of
                                                   Germany (1985-1989).  Mr. Burt is a director
                                                   or trustee of 31  investment  companies  for
                                                   which Mitchell Hutchins,  PaineWebber or one
                                                   of their  affiliates  serves  as  investment
                                                   adviser.

Mary C. Farrell**; 49        Trustee               Ms. Farrell  is a  managing director, senior
                                                   investment  strategist  and  member  of  the
                                                   Investment  Policy Committee of PaineWebber.
                                                   Ms. Farrell joined  PaineWebber in 1982. She
                                                   is  a  member  of  the   Financial   Women's
                                                   Association and Women's Economic  Roundtable
                                                   and  appears as a regular  panelist  on Wall
                                                   $treet  Week with Louis  Rukeyser.  She also
                                                   serves on the Board of Overseers of New York
                                                   University's  Stern School of Business.  Ms.
                                                   Farrell  is a  director  or  trustee  of  31
                                                   investment   companies  for  which  Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.

Meyer Feldberg; 57           Trustee               Mr.   Feldberg  is  Dean  and  Professor  of
Columbia University                                Management  of  the  Graduate    School   of
101 Uris Hall                                      Business,  Columbia  University.  Prior   to
New York, NY 10027                                 1989,  he  was  president  of  the  Illinois
                                                   Institute of  Technology.  Dean  Feldberg is
                                                   also a director of Primedia, Inc., Federated
                                                   Department  Stores,  Inc.  and Revlon,  Inc.
                                                   Dean Feldberg is a director or trustee of 34
                                                   investment   companies  for  which  Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.

George W. Gowen; 69          Trustee               Mr. Gowen is a  partner  in the law  firm of
666 Third Avenue                                   Dunnington,  Bartholow &  Miller.  Prior  to
New York, NY 10017                                 May 1994, he was a  partner in  the law firm
                                                   of  Fryer,  Ross &  Gowen.  Mr.  Gowen  is a
                                                   director   or  trustee   of  34   investment
                                                   companies  for  which   Mitchell   Hutchins,
                                                   PaineWebber  or  one  of  their   affiliates
                                                   serves as investment adviser.


                                       14

NAME AND ADDRESS*; AGE    POSITION WITH TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------    -------------------       ----------------------------------------

Frederic V. Malek; 62        Trustee               Mr.   Malek    is   chairman    of    Thayer
1455 Pennsylvania                                  Capital     Partners    (merchant     bank).
Ave., N.W.                                         From   January    1992   to   November 1992,
Suite 350                                          he  was   campaign   manager of  Bush-Quayle
Washington, DC 20004                               `92.  From   1990   to    1992,    he    was
                                                   vice chairman and, from 1989 to 1990, he was
                                                   president of Northwest  Airlines  Inc.,  NWA
                                                   Inc. (holding company of Northwest  Airlines
                                                   Inc.)  and  Wings  Holdings  Inc.   (holding
                                                   company of NWA Inc.).  Prior to 1989, he was
                                                   employed   by   the   Marriott   Corporation
                                                   (hotels,  restaurants,  airline catering and
                                                   contract  feeding),  where he most  recently
                                                   was  an   executive   vice   president   and
                                                   president  of Marriott  Hotels and  Resorts.
                                                   Mr.  Malek is also a  director  of  American
                                                   Management   Systems,    Inc.    (management
                                                   consulting and computer  related  services),
                                                   Automatic   Data   Processing,    Inc.,   CB
                                                   Commercial    Group,   Inc.   (real   estate
                                                   services),   Choice   Hotels   International
                                                   (hotel  and hotel  franchising),  FPL Group,
                                                   Inc. (electric  services),  Manor Care, Inc.
                                                   (health  care) and  Northwest  Airlines Inc.
                                                   Mr.  Malek is a  director  or  trustee of 31
                                                   investment   companies  for  which  Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.

Carl W. Schafer; 63          Trustee               Mr.  Schafer is  president of  the  Atlantic
66 Witherspoon                                     Foundation     (charitable        foundation
Street, #1100                                      supporting  mainly oceanographic exploration
Princeton, NJ 08542                                and research). He is a director of  Base Ten
                                                   Systems,  Inc. (software),  Roadway Express,
                                                   Inc.  (trucking),   The  Guardian  Group  of
                                                   Mutual Funds,  the Harding,  Loevner  Funds,
                                                   Evans    Systems,    Inc.    (motor   fuels,
                                                   convenience store and diversified  company),
                                                   Electronic  Clearing House, Inc.  (financial
                                                   transactions   processing),   Frontier   Oil
                                                   Corporation    and     Nutraceutix,     Inc.
                                                   (biotechnology  company).  Prior to  January
                                                   1993,  he was  chairman  of  the  Investment
                                                   Advisory  Committee  of  the  Howard  Hughes
                                                   Medical Institute. Mr. Schafer is a director
                                                   or trustee of 31  investment  companies  for
                                                   which Mitchell Hutchins,  PaineWebber or one
                                                   of their  affiliates  serves  as  investment
                                                   adviser.

Brian M. Storms;** 44        Trustee               Mr. Storms is president and chief  operating
                                                   officer   of   Mitchell    Hutchins   (since
                                                   March  1999).  Prior to March  1999,  he was
                                                   president    of    Prudential    Investments
                                                   (1996-1999). Prior to joining Prudential, he
                                                   was  a   managing   director   at   Fidelity
                                                   Investments.  Mr.  Storms is a  director  or
                                                   trustee of 31 investment companies for which
                                                   Mitchell  Hutchins,  PaineWebber  or  one of
                                                   their   affiliates   serves  as   investment
                                                   adviser.


                                       15


NAME AND ADDRESS*; AGE    POSITION WITH TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------    -------------------       ----------------------------------------

T.  Kirkham  Barneby;       Vice President         Mr.  Barneby    is   a   managing   director
53                                                 and       chief    investment     officer  -
                                                   quantitative    investments    of   Mitchell
                                                   Hutchins.  Prior to September 1994, he was a
                                                   senior  vice  president  at  Vantage  Global
                                                   Management.  Mr. Barneby is a vice president
                                                   of  seven  investment  companies  for  which
                                                   Mitchell  Hutchins,  PaineWebber  or  one of
                                                   their   affiliates   serves  as   investment
                                                   adviser.

Julieanna Berry; 36         Vice President         Ms.  Berry   is   a   vice   president   and
                                                   a portfolio  manager of  Mitchell  Hutchins.
                                                   Ms.  Berry  is  a  vice   president  of  two
                                                   investment   companies  for  which  Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.

James F. Keegan; 38         Vice President         Mr.  Keegan is a senior  vice president  and
                                                   a portfolio  manager of  Mitchell  Hutchins.
                                                   Prior  to March  1996,  he was  director  of
                                                   fixed   income   strategy  and  research  of
                                                   Merrion  Group,  L.P.  From 1987 to 1994, he
                                                   was a vice  president  of global  investment
                                                   management of Bankers Trust. Mr. Keegan is a
                                                   vice president of three investment companies
                                                   for which Mitchell Hutchins,  PaineWebber or
                                                   one of their affiliates serves as investment
                                                   adviser.

John J. Lee; 30             Vice President         Mr. Lee is a vice  president and  a  manager
                                 and               of the  mutual fund  finance  department  of
                              Assistant            Mitchell Hutchins.  Prior to September 1997,
                              Treasurer            he   was  an   audit    manager    in    the
                                                   financial services practice of Ernst & Young
                                                   LLP.  Mr.  Lee  is  a  vice   president  and
                                                   assistant   treasurer   of   32   investment
                                                   companies  for  which   Mitchell   Hutchins,
                                                   PaineWebber  or  one  of  their   affiliates
                                                   serves as an investment adviser.

Thomas J. Libassi; 40       Vice President         Mr.  Libassi is a senior vice president  and
                                                   a  portfolio   manager      of      Mitchell
                                                   Hutchins,  where he has been employed  since
                                                   1994. Mr. Libassi is a vice president of six
                                                   investment   companies  for  which  Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.

Kevin J. Mahoney; 33        Vice President         Mr.   Mahoney  is  a  first  vice  president
                             and Assistant         and  senior  manager  of  the  mutual   fund
                               Treasurer           finance department  of  Mitchell   Hutchins.
                                                   From August 1996 through  March 1999, he was
                                                   the  manager  of the  mutual  fund  internal
                                                   control group of Salomon Smith Barney. Prior
                                                   to  August  1996,  he was an  associate  and
                                                   assistant  treasurer for BlackRock Financial
                                                   Management   L.P.  Mr.  Mahoney  is  a  vice
                                                   president  and  assistant  treasurer  of  32
                                                   investment   companies  for  which  Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.


                                              16

NAME AND ADDRESS*; AGE    POSITION WITH TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------    -------------------       ----------------------------------------

Dennis McCauley; 52         Vice President         Mr.  McCauley  is  a  managing  director and
                                                   chief  investment  officer--fixed  income of
                                                   Mitchell  Hutchins.  Prior to December 1994,
                                                   he was director of fixed income  investments
                                                   of IBM  Corporation.  Mr. McCauley is a vice
                                                   president  of 22  investment  companies  for
                                                   which Mitchell Hutchins,  PaineWebber or one
                                                   of their  affiliates  serves  as  investment
                                                   adviser.

Ann E. Moran; 42            Vice President         Ms.   Moran   is   a   vice  president   and
                                and                a  manager  of the   mutual   fund   finance
                              Assistant            department of  Mitchell Hutchins.  Ms. Moran
                              Treasurer            is   a   vice   president   and    assistant
                                                   treasurer  of 32  investment  companies  for
                                                   which Mitchell Hutchins,  PaineWebber or one
                                                   of their  affiliates  serves  as  investment
                                                   adviser.

Dianne E. O'Donnell;        Vice President         Ms. O'Donnell is  a  senior vice   president
47                          and Secretary          and  deputy  general  counsel   of  Mitchell
                                                   Hutchins.  Ms. O'Donnell is a vice president
                                                   and secretary of 31 investment companies and
                                                   a vice president and assistant  secretary of
                                                   one  investment  company for which  Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.

Emil Polito; 38             Vice President         Mr.  Polito is a senior  vice president  and
                                                   director  of  operations   and  control  for
                                                   Mitchell  Hutchins.  Mr.  Polito  is a  vice
                                                   president  of 32  investment  companies  for
                                                   which Mitchell Hutchins,  PaineWebber or one
                                                   of their  affiliates  serves  as  investment
                                                   adviser.

Victoria E.                 Vice President         Ms. Schonfeld  is  a  managing  director and
Schonfeld; 48                                      general counsel of Mitchell Hutchins  (since
                                                   May 1994)  and a senior  vice  president  of
                                                   PaineWebber (since July 1995). Ms. Schonfeld
                                                   is  a  vice   president  of  31   investment
                                                   companies and a vice president and secretary
                                                   of one investment company for which Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.

Paul H. Schubert; 36        Vice President         Mr.  Schubert  is  a  senior vice  president
                             and Treasurer         and  director of  the  mutual  fund  finance
                                                   department   of   Mitchell   Hutchins.   Mr.
                                                   Schubert is a vice  president  and treasurer
                                                   of  32   investment   companies   for  which
                                                   Mitchell  Hutchins,  PaineWebber  or  one of
                                                   their   affiliates   serves  as   investment
                                                   adviser.

Nirmal Singh; 43            Vice President         Mr.  Singh is a  senior  vice president  and
                                                   a portfolio  manager of  Mitchell  Hutchins.
                                                   Mr.  Singh  is  a  vice  president  of  four
                                                   investment   companies  for  which  Mitchell
                                                   Hutchins,   PaineWebber   or  one  of  their
                                                   affiliates serves as investment adviser.


                                              17

NAME AND ADDRESS*; AGE    POSITION WITH TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------    -------------------       ----------------------------------------

Barney A.                   Vice President         Mr.  Taglialatela  is a  vice president  and
Taglialatela; 38                 and               a  manager  of the   mutual   fund   finance
                              Assistant            department   of   Mitchell  Hutchins.  Prior
                              Treasurer            to  February 1995,  he was a manager of  the
                                                   mutual  fund  finance   division  of  Kidder
                                                   Peabody   Asset    Management,    Inc.   Mr.
                                                   Taglialatela   is  a  vice   president   and
                                                   assistant   treasurer   of   32   investment
                                                   companies  for  which   Mitchell   Hutchins,
                                                   PaineWebber  or  one  of  their   affiliates
                                                   serves as investment adviser.

Mark A. Tincher; 43         Vice President         Mr.  Tincher  is  a  managing  director  and
                                                   chief   investment   officer--equities    of
                                                   Mitchell  Hutchins.  Prior to March 1995, he
                                                   was a vice  president  and directed the U.S.
                                                   funds  management and equity  research areas
                                                   of Chase Manhattan Private Bank. Mr. Tincher
                                                   is  a  vice   president  of  13   investment
                                                   companies  for  which   Mitchell   Hutchins,
                                                   PaineWebber  or  one  of  their   affiliates
                                                   serves as investment adviser.

Keith A. Weller; 37         Vice President         Mr.  Weller  is a first  vice president  and
                                 and               associate   general  counsel  of    Mitchell
                              Assistant            Hutchins.  Prior  to  May  1995,  he was  an
                              Secretary            attorney   in  private practice.  Mr. Weller
                                                   is a vice president and assistant  secretary
                                                   of  31   investment   companies   for  which
                                                   Mitchell  Hutchins,  PaineWebber  or  one of
                                                   their   affiliates   serves  as   investment
                                                   adviser.

-------------

* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.


** Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

      The Trust pays trustees who are not "interested persons" of the Trust ("disinterested trustees") $1,000 annually for each series. The Trust pays such board members up to $150 per series for each board meeting and each separate meeting of a board committee. The Trust presently has eight series and thus pays each such trustee $8,000 annually, plus any additional annual amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the shares of the fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust and the fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

      The table below includes certain information relating to the compensation of the current board members who held office with the Trust or with other PaineWebber funds during the fund's fiscal year ended March 31, 1999.

                               COMPENSATION TABLE+



                                        AGGREGATE       TOTAL COMPENSATION
                                      COMPENSATION      FROM THE TRUST AND
     NAME OF PERSON, POSITION        FROM THE TRUST*    THE FUND COMPLEX**
     -----------------------         ---------------    ------------------

      Richard Q. Armstrong,
       Trustee                          $11,580             $101,372
      Richard R. Burt,
       Trustee                           11,580              101,372
      Meyer Feldberg,
       Trustee                           11,580              116,222
      George W. Gowen,
       Trustee                           13,470              108,272
      Frederic V. Malek,
       Trustee                           11,580              101,372
      Carl W. Schafer,
       Trustee                           11,580              101,372
--------------------

+ Only independent board members are compensated by the Trust and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees paid to each board member indicated for the fiscal year ended March 31, 1999.

** Represents total compensation paid during the calendar year ended December 31, 1998, to each board member by 31 investment companies (33 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.



                         PRINCIPAL HOLDERS OF SECURITIES

      As of the date of this Statement of Information, the fund has not commenced selling its shares and has no shareholders owning 5% or more of any class of the fund's shares.

                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the fund pursuant to an advisory contract ("Advisory Contract") with the fund. Under the Advisory Contract, the fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 1.00% of its average daily net assets up to and including $750 million, 0.95% of average daily net assets up to and including $1.5 billion and 0.90% of average daily net assets in excess of $1.5 billion.

      Under the terms of the Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees;
(11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund;
(15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

      Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the fund.

      PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

      DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of the fund under a distribution contract with the fund ("Distribution Contracts"). The Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. Under an exclusive dealer agreement between Mitchell Hutchins and PaineWebber relating to each class of shares of the fund ( "Exclusive Dealer Agreement"), PaineWebber and its correspondent firms sell the fund's shares.

      Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), the fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan and the Class C Plan, the fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. There is no distribution plan with respect to the fund's Class Y shares.

      Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

      Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

      o Offset the commissions it pays to PaineWebber for selling the fund's Class B and Class C shares, respectively.

      o Offset the fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

      PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from the fund or investors at the time Class B or C shares are bought.

      Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

      The Plans and the related Distribution Contract for Class A, Class B and Class C shares specify that the fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the fund. Annually, the board of the fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

      Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the fund shall be committed to the discretion of the board members who are not "interested persons" of their fund.

      In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.

      "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the fund's shares, including the PaineWebber retail branch system.

      In approving the fund's overall Flexible PricingSM system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

      In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

      In approving the Class B Plan, the board of the fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

      In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption after one year following purchase was conditioned upon its expectation of being compensated under the Class C Plan.

      With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The fund may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

      The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

      In selecting brokers, Mitchell Hutchins will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of the board, Mitchell Hutchins may cause the fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the fund and its other clients.

      Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, and government representatives.

      For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

      Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

      Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will benefit.

      The fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the fund.

      PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. The fund is expected to have an annual turnover rate greater than 100%.

            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

      WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

      o Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

      o Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

      o Acquire shares in connection with a reorganization pursuant to which the fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

      o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

      In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

      COMBINED PURCHASE PRIVILEGE -- CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

      An "eligible group of related fund investors" can consist of any combination of the following:

      (a) an individual, that individual's spouse, parents and children;

      (b) an individual and his or her individual retirement account ("IRA");

      (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

      (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

      (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

      (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

      (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

      (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

      RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

      REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of the fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption
proceeds.   Gain  on  a  redemption   is  taxable   regardless  of  whether  the
reinstatement privilege is exercised, although a loss arising out of a redemption might not be deductible under certain circumstances. See "Taxes" below.

      WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

      PURCHASES OF CLASS Y SHARES THROUGH THE PACE MULTI ADVISOR PROGRAM. An investor who participates in the PACE Multi Advisor Program is eligible to purchase Class Y shares. The PACE Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi Advisor Program.

      ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the fund may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

      If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

      The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

      SERVICE ORGANIZATIONS. The fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." The fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

      AUTOMATIC INVESTMENT PLAN. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which the fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund. Participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when the fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels.

      SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their

PaineWebber  Mutual  Fund  accounts.   Minimum  balances  and  withdrawals  vary
according to the class of shares:

      o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

      o Class B shares. Minimum value of fund shares is $20,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $200, $400, $600 and $800, respectively.

      Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

      An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of the fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the fund of sufficient fund shares to provide the withdrawal payments specified by participants in the fund's systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

      INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

      TRANSFER OF ACCOUNTS. If investors holding shares of the fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

      PAINEWEBBER EMPLOYEE INVESTMENT LIMITATION. Investments in the fund by PaineWebber employees and proprietary accounts will be limited to 10% or less of the assets of the fund.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN(SERVICEMARK);
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(REGISTERED) (RMA)(REGISTERED)

      Shares of PaineWebber mutual funds (each a "PW fund" and, collectively, the "PW funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

      To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

      The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW funds and/or mutual funds other than the PW funds may be offered through the Plan.

      PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

      PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

      o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(Registered) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

      o    comprehensive   year-end   summary    statements   that   provide
           information on account activity for use in tax planning and tax return preparation;

      o automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

      o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

      o Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

      o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

      o expanded account protection to $100 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW funds because those shares are held at PFPC and not through PaineWebber; and

      o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

      The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

      Class B shares of the fund will automatically convert to Class A shares of the fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition will not continue to be met.

                               VALUATION OF SHARES

      The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Mitchell Hutchins, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. It The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

      Past performance of the Highlighted List does not predict future results of the Highlighted List or the fund. Materials showing any performance of the Highlighted List do not reflect performance for the fund, which is managed by Mitchell Hutchins and the results of which will vary from the performance of the Highlighted List.

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

               n
       P(1 + T)  =  ERV
    where:     P =  a hypothetical initial payment  of $1,000 to purchase shares of a specified class
               T = average annual total return of shares of that class n = number of years
             ERV =  ending redeemable value of a  hypothetical $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

      The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

      Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

      OTHER INFORMATION. In Performance Advertisements, the fund may compare its Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper") for capital appreciation funds, CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in these materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar.
Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

      The fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

      The fund may also compare its performance to general trends in the stock and bond markets as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

                             [CHART TO BE INSERTED]

      The chart is shown for illustrative purposes only and does not represent the fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment. ----------------------

Source:  Stocks,  Bonds,   Bills  and   Inflation   1998  Yearbook(TM)  Ibbotson
Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

      Over time, although subject to greater risks and higher volatility, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1926 to 1998, stocks beat all other traditional asset classes. A $10,000 investment in the stocks comprising the S&P 500 grew to $__,___,___, significantly more than any other investment.]

                                      TAXES

      BACKUP WITHHOLDING. The fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

      SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of the fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if the fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

      CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To qualify for treatment as a RIC under the Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. These requirements include the following:
(1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits would be taxable to its shareholders as dividends (that is, ordinary income).

      OTHER INFORMATION. Dividends and other distributions declared by the fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the distributions are paid by the fund during the following January.

      A portion of the dividends from the fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

      If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

      Investors also should be aware that if shares are purchased shortly before the record date for a capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      Dividends and interest received, and gains realized, by the fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) would be required to treat his or her share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) could either deduct the foreign taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      The use of hedging strategies, such as writing (selling) and purchasing futures contracts, involves complex rules that determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures contracts derived by the fund with respect to its business of investing in securities, qualify as permissible income under the Income Requirement.

      If the fund has an "appreciated financial position"-- generally, an interest (including an interest through a futures contract) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

      The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and distributions therefrom.

                                OTHER INFORMATION

      MASSACHUSETTS BUSINESS TRUSTS. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of PaineWebber Research Fund could, under certain circumstances, be held personally liable for the obligations of the fund or its Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The board members intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

      CLASSES OF SHARES. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

      VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the fund (or the Trust, which has more than one series) may elect all of the board members of that fund or Trust. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust or fund (as applicable) may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust or fund, as applicable.

      CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

YOU SHOULD RELY ONLY ON THE INFORMATION  CONTAINED               PaineWebber
OR  REFERRED  TO  IN  THE   PROSPECTUS   AND  THIS             Research Fund
STATEMENT OF ADDITIONAL INFORMATION.  THE FUND AND
ITS  DISTRIBUTOR  HAVE NOT  AUTHORIZED  ANYONE  TO
PROVIDE YOU WITH  INFORMATION  THAT IS  DIFFERENT.
THE  PROSPECTUS  AND THIS  STATEMENT OF ADDITIONAL
INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE
FUND IN ANY  JURISDICTION  WHERE  THE  FUND OR ITS
DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.





                   ------------



                                      ------------------------------------------

                                          Statement of Additional Information
                                                             __________, 1999
                                      ------------------------------------------








                                                                     PAINEWEBBER








(C)1999 PaineWebber Incorporated

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.    EXHIBITS
            --------

      (1)   (a)   Amended and Restated Declaration of Trust 1/

            (b)   Amendment to Declaration of Trust effective April 8, 1998 2/

            (c)   Amendment to Declaration of Trust effective July 9, 1998 2/

            (d)   Amendment to Declaration of Trust effective August 19, 1998 3/


            (e) Amendment to Declaration of Trust effective June 24, 1999 (to be filed)


      (2)   Restated By-Laws 1/

      (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 4/

      (4)   (a)   Investment Advisory and Administration Contract 1/


            (b)   Investment  Advisory and Administration  Contract with respect
                  to  PaineWebber   Tax-Managed   Equity  Fund  and  PaineWebber
                  Research Fund 3/


            (c) Investment Advisory Fee Agreement with respect to PaineWebber Utility Income Fund 1/

            (d) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund 1/

            (e) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund 5/


            (f) Investment Advisory Fee Agreement with respect to PaineWebber Research Fund (to be filed)

            (g) Sub-Investment Advisory Contract with respect to PaineWebber Low Duration U.S. Government Income Fund 6/

            (h) Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund 5/


      (5)   (a)   Distribution Contract with respect to Class A Shares 1/

            (b)   Distribution Contract with respect to Class B Shares 1/

            (c)   Distribution Contract with respect to Class C Shares 7/

            (d)   Distribution Contract with respect to Class Y Shares 7/

            (e)   Exclusive Dealer Agreement with respect to Class A Shares 1/

            (f)   Exclusive Dealer Agreement with respect to Class B Shares 1/

            (g)   Exclusive Dealer Agreement with respect to Class C Shares 7/

            (h)   Exclusive Dealer Agreement with respect to Class Y Shares 7/

      (6)   Bonus, profit sharing or pension plans - none

      (7)   Custodian Agreement 1/

      (8)   Transfer Agency Agreement 8/

      (9)   Opinion and consent of counsel (to be filed)


      (10) Other opinions, appraisals, rulings and consents: Auditors' consent (not applicable)


      (11)  Financial statements omitted from prospectus - none

      (12)  Letter of investment intent 1/

      (13)  (a)      Plan of  Distribution  pursuant to Rule 12b-1 with respect to Class A Shares 3/

            (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 3/

            (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 3/


      (14)  and

      (27)  Financial Data Schedule (not  applicable)


      (15) Plan pursuant to Rule 18f-3 9/

-----------------

1/ Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement, SEC File No. 2-91362, filed February 27, 1998.

2 Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement, SEC File No. 2-91362, filed July 21, 1998.

3/ Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement, SEC File No. 2-91362, filed February 26, 1999.

4/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

5/ Incorporated by reference from Post Effective Amendment No. 50 to the registration statement, SEC File No. 2-91362, filed July 7, 1997.

6/ Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-91362, filed March 31, 1995.

7/ Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement, SEC File No. 2-91362, filed February 14, 1996.

8/ Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement, SEC File No. 2-91362, filed March 31, 1998.

9/ Incorporated by reference from Post-Effective Amendment No. 43 to the registration statement, SEC File No. 2-91362, filed July 31, 1996.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------

         Until PaineWebber Research Fund has public shareholders, Mitchell Hutchins Asset Managemnt is a controlling person of the Fund.

Item 25. INDEMNIFICATION
         ---------------

      Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with, or having a claim against, the Trust; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

      Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, the trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

      Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      Section 9 of each Investment Advisory and Administration Contract ("Advisory Contract") between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Trust provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. The sub-advisory contracts with respect to PaineWebber Low Duration U.S. Government Income Fund and PaineWebber Asia Pacific Growth Fund contain similar provisions with respect to those sub-advisers. Section 10 of each Advisory Contract provides that the trustees shall not be liable for any obligations of the Trust under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Trust in settlement of such right or claim and not to the assets and property of the trustees.

      Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

      Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

      Section 10 of each Distribution Contract contains provisions similar to that of the section of the Investment Advisory and Administration Contracts limiting the liability of the Trust's trustees.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
         ----------------------------------------------------

         Mitchell Hutchins, a Delaware corporation, is a registered investment advisor and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

         Pacific Investment Management Company ("PIMCO") serves as sub-adviser for PaineWebber Low Duration U.S. Government Income Fund. PIMCO, a Delaware general partnership, is a registered investment adviser and a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Advisors Holding L.P., a publicly traded company listed on the New York Stock Exchange under the symbol "PA" and PIMCO Partners, G.P., a a general partnership between Pacific Life Insurance Company and PIMCO Partners, LLC., a limited liability company controlled by the PIMCO managing directors. PIMCO is primarily engaged in the investment advisory business. Information as to the officers and managing directors and partners of PIMCO is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.

         Schroder Capital Management International Inc. ("Schroder Capital") serves as investment sub-adviser for PaineWebber Asia Pacific Growth Fund. Schroder Capital, a New York corporation, is a registered investment adviser and is primarily engaged in the investment advisory business. Schroder Capital is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group") with associated companies and branch and representative offices located worldwide. Information regarding the officers and directors of Schroder Capital is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-15834) and is incorporated herein by reference.

Item 27.    PRINCIPAL UNDERWRITERS
            ----------------------

        (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following other investment companies:

            ALL-AMERICAN TERM TRUST INC.
            GLOBAL HIGH INCOME DOLLAR FUND INC.
            GLOBAL SMALL CAP FUND INC.
            INSURED MUNICIPAL INCOME FUND INC.
            INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
            MANAGED HIGH YIELD FUND INC.
            MANAGED HIGH YIELD PLUS FUND INC.
            MITCHELL HUTCHINS INSTITUTIONAL SERIES
            MITCHELL HUTCHINS PORTFOLIOS
            MITCHELL HUTCHINS SERIES TRUST
            PAINEWEBBER AMERICA FUND
            PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
            PAINEWEBBER INDEX TRUST
            PAINEWEBBER INVESTMENT SERIES
            PAINEWEBBER INVESTMENT TRUST
            PAINEWEBBER INVESTMENT TRUST II
            PAINEWEBBER MANAGED ASSETS TRUST
            PAINEWEBBER MANAGED INVESTMENTS TRUST
            PAINEWEBBER MASTER SERIES, INC.
            PAINEWEBBER MUNICIPAL SERIES
            PAINEWEBBER MUTUAL FUND TRUST
            PAINEWEBBER OLYMPUS FUND
            PAINEWEBBER SECURITIES TRUST
            STRATEGIC GLOBAL INCOME FUND, INC.
            2002 TARGET TERM TRUST INC.

      (b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.

                                                     Position and Offices with
                           Position With             Underwriter or Exclusive
Name                       Registrant                Dealer
----                       ----------                -------------------------

Margo N. Alexander         Trustee and President     Chairman, Chief Executive
                                                     Officer and a Director of
                                                     Mitchell Hutchins and
                                                     Executive Vice President
                                                     and a Director of
                                                     PaineWebber

                                                     Position and Offices with
                           Position With             Underwriter or Exclusive
Name                       Registrant                Dealer
----                       ----------                -------------------------

Mary C. Farrell            Trustee                   Managing Director, Senior
                                                     Investment Strategist and
                                                     member of Investment Policy
                                                     Committee of PaineWebber

Brian M. Storms            Trustee                   President and Chief
                                                     Operating Officer of
                                                     Mitchell Hutchins

T. Kirkham Barneby         Vice President            Managing Director and Chief
                                                     Investment Officer -
                                                     Quantitative Investments of
                                                     Mitchell Hutchins

Julianna Berry             Vice President            First Vice President and a
                                                     Portfolio Manager of
                                                     Mitchell Hutchins

James F. Keegan            Vice President            Senior Vice President and a
                                                     Portfolio Manager of
                                                     Mitchell Hutchins

John J. Lee                Vice President and        Vice President and a
                           Assistant Treasurer       Manager of the Mutual Fund
                                                     Finance Department of
                                                     Mitchell Hutchins

Thomas J. Libassi          Vice President            Senior Vice President and a
                                                     Portfolio Manager of
                                                     Mitchell Hutchins

Kevin J. Mahoney           Vice President and        First Vice President and a
                           Assistant Treasurer       Senior Manager of the
                                                     Mutual Fund Finance
                                                     Department of Mitchell
                                                     Hutchins

Dennis McCauley            Vice President            Managing Director and Chief
                                                     Investment Officer - Fixed
                                                     Income of Mitchell Hutchins

Ann E. Moran               Vice President and        Vice President and a
                           Assistant Treasurer       Manager of the Mutual Fund
                                                     Finance Department of
                                                     Mitchell Hutchins

Dianne E. O'Donnell        Vice President and        Senior Vice President and
                           Secretary                 Deputy General Counsel of
                                                     Mitchell Hutchins

Emil Polito                Vice President            Senior Vice President and
                                                     Director of Operations and
                                                     Control for Mitchell
                                                     Hutchins

Victoria E. Schonfeld      Vice President            Managing Director and
                                                     General Counsel of Mitchell
                                                     Hutchins and a Senior Vice
                                                     President of PaineWebber

                                                     Position and Offices with
                           Position With             Underwriter or Exclusive
Name                       Registrant                Dealer
----                       ----------                -------------------------

Paul H. Schubert           Vice President and        Senior Vice President and
                           Treasurer                 Director of the Mutual Fund
                                                     Finance Department of
                                                     Mitchell Hutchins

Nirmal Singh               Vice President            Senior Vice President and a
                                                     Portfolio Manager of
                                                     Mitchell Hutchins

Barney A. Taglialatela     Vice President and        Vice President and a
                           Assistant Treasurer       Manager of the Mutual Fund
                                                     Finance Department of
                                                     Mitchell Hutchins

Mark A. Tincher            Vice President            Managing Director and Chief
                                                     Investment Officer -
                                                     Equities of Mitchell
                                                     Hutchins

Keith A. Weller            Vice President and        First Vice President and
                           Assistant Secretary       Associate General Counsel
                                                     of Mitchell Hutchins

         (c) None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------

         The books and other documents  required by paragraphs  (b)(4),  (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. MANAGEMENT SERVICES
         -------------------

         Not applicable.

Item 30. UNDERTAKINGS
         ------------

         None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of June, 1999.

                              PAINEWEBBER MANAGED INVESTMENTS TRUST

                              By:   /s/ Dianne E. O'Donnell
                                    -----------------------
                                    Dianne E. O'Donnell
                                    Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                        DATE
---------                           -----                        ----

/s/ Margo N. Alexander              President and Trustee        June 30, 1999
-------------------------           (Chief Executive Officer)
Margo N. Alexander*

/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman         June 30, 1999
-------------------------           of the Board of Trustees
E. Garrett Bewkes, Jr.*

/s/ Richard Q. Armstrong            Trustee                      June 30, 1999
-------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                 Trustee                      June 30, 1999
-------------------------
Richard R. Burt *

/s/ Mary C. Farrell                 Trustee                      June 30, 1999
-------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                  Trustee                      June 30, 1999
-------------------------
Meyer Feldberg *

/s/ George W. Gowen                 Trustee                      June 30, 1999
-------------------------
George W. Gowen *

/s/ Frederic V. Malek               Trustee                      June 30, 1999
-------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                 Trustee                      June 30, 1999
-------------------------
Carl W. Schafer *

/s/ Brian M. Storms                 Trustee                      June 30, 1999
-------------------------
Brian M. Storms **

/s/ Paul H. Schubert                Vice President and           June 30, 1999
-------------------------           Treasurer (Chief Financial
Paul H. Schubert                    and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                      PAINEWEBBER MANAGED INVESTMENTS TRUST

                                  EXHIBIT INDEX

Exhibit
Number
-------


      (1)   (a)   Amended and Restated Declaration of Trust 1/

            (b)   Amendment to Declaration of Trust effective April 8, 1998 2/

            (c)   Amendment to Declaration of Trust effective July 9, 1998 2/

            (d)   Amendment to Declaration of Trust effective August 19, 1998 3/


            (e) Amendment to Declaration of Trust effective June 24, 1999 (to be filed)


      (2)   Restated By-Laws 1/

      (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 4/

      (4)   (a)   Investment Advisory and Administration Contract 1/


            (b)   Investment  Advisory and Administration  Contract with respect
                  to  PaineWebber   Tax-Managed   Equity  Fund  and  PaineWebber
                  Research Fund 3/

            (c) Investment Advisory Fee Agreement with respect to PaineWebber Utility Income Fund 1/

            (d) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund 1/

            (e) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund 5/

            (f) Investment Advisory Fee Agreement with respect to PaineWebber Research Fund (to be filed)

            (g) Sub-Investment Advisory Contract with respect to PaineWebber Low Duration U.S. Government Income Fund 6/

            (h) Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund 5/

      (5)   (a)   Distribution Contract with respect to Class A Shares 1/

            (b)   Distribution Contract with respect to Class B Shares 1/

            (c)   Distribution Contract with respect to Class C Shares 7/

            (d)   Distribution Contract with respect to Class Y Shares 7/

            (e)   Exclusive Dealer Agreement with respect to Class A Shares 1/

            (f)   Exclusive Dealer Agreement with respect to Class B Shares 1/

            (g)   Exclusive Dealer Agreement with respect to Class C Shares 7/

            (h)   Exclusive Dealer Agreement with respect to Class Y Shares 7/

      (6)   Bonus, profit sharing or pension plans - none

      (7)   Custodian Agreement 1/

      (8)   Transfer Agency Agreement 8/

      (9)   Opinion and consent of counsel (to be filed)


      (10) Other opinions, appraisals, rulings and consents: Auditors' consent (not applicable)


      (11)  Financial statements omitted from prospectus - none

      (12)  Letter of investment intent 1/

      (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares 3/

            (b) Plan of  Distribution  pursuant to Rule 12b-1 with  respect to
                Class B Shares 3/

            (c) Plan of  Distribution  pursuant to Rule 12b-1 with  respect to
                Class C Shares 3/

      (14)  and

      (27)  Financial Data Schedule (not  applicable)

      (15)  Plan pursuant to Rule 18f-3 9/

-----------------

1/ Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement, SEC File No. 2-91362, filed February 27, 1998.

2 Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement, SEC File No. 2-91362, filed July 21, 1998.

3/ Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement, SEC File No. 2-91362, filed February 26, 1999.

4/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

5/ Incorporated by reference from Post Effective Amendment No. 50 to the registration statement, SEC File No. 2-91362, filed July 7, 1997.

6/ Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-91362, filed March 31, 1995.

7/ Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement, SEC File No. 2-91362, filed February 14, 1996.

8/ Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement, SEC File No. 2-91362, filed March 31, 1998.

9/ Incorporated by reference from Post-Effective Amendment No. 43 to the registration statement, SEC File No. 2-91362, filed July 31, 1996.